Document and Entity Information	Mar. 04, 2024
Details
Registrant CIK	0001108248
Document Type	8-K
Document Period End Date	Mar. 04, 2024
Entity Registrant Name	Kronos Advanced Technologies Inc
Entity Incorporation, State or Country Code	NV
Entity File Number	000-30191
Entity Tax Identification Number	87-0440410
Entity Address, Address Line One	2501 Garfield Ave
Entity Address, City or Town	Parkersburg
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26101
Entity Address, Address Description	Address of Principal Executive Offices
City Area Code	323
Local Phone Number	6804772
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	KNOS
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false